Liquidity (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Liquidity (Textual)
Net loss	$ (2,561,507)	$ (20,116,938)	$ (15,134,485)
Accumulated deficit		(37,555,980)	(17,379,185)
Net operation cash outflow	$ (5,782,695)	(13,382,633)	$ (10,035,531)
Unrestricted cash		6,300,000
Working capital		5,358,206
Line of Credit [Member]
Liquidity (Textual)
Related parties		$ 12,400,000